Consolidated Statements of Financial Position - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
NON-CURRENT ASSETS
Property, plant and equipment	¥ 60,443	¥ 18,135
Intangible assets	492,300	263,101
Right-of-use assets	3,060	14,918
Goodwill	237,225	237,225
Investment in a joint venture	0	491
Prepayments, other receivables and other assets	95,217	95,376
Net investments in subleases	0	202
Deferred tax assets	7,736	8,917
Equity investment at fair value through profit or loss	1,000	0
Total non-current assets	896,981	638,365
CURRENT ASSETS
Inventories	7,307	950
Trade receivables	111,104	181,722
Prepayments, other receivables and other assets	34,101	28,523
Net investments in subleases	355	211
Due from related parties	306	1,763
Due from shareholders	100	100
Cash and cash equivalents	59,045	25,719
Total current assets	212,318	238,988
Total assets	1,109,299	877,353
EQUITY
Issued capital	194	162
Reserves	936,444	655,939
Equity attributable to equity holders of the parent	936,638	656,101
Non controlling interests	5,021	5,068
Total equity	941,659	661,169
NON-CURRENT LIABILITIES
Interest-bearing loans and borrowings	6,046	0
Contract liabilities	366	587
Deferred tax liabilities	1,417	1,447
Lease liabilities	793	9,830
Total non-current liabilities	8,622	11,864
CURRENT LIABILITIES
Trade payables	30,514	27,310
Other payables and accruals	58,178	67,121
Contract liabilities	23,506	24,314
Due to a shareholder	325	325
Due to a related party	0	7,177
Interest-bearing loans and borrowings	41,493	60,000
Lease liabilities	2,486	7,660
Income tax payable	2,516	10,413
Total current liabilities	159,018	204,320
Total liabilities	167,640	216,184
Total equity and liabilities	¥ 1,109,299	¥ 877,353